8. Stockholders' Deficit	9 Months Ended
Mar. 31, 2014
Notes
8. Stockholders' Deficit

8.               STOCKHOLDERS’ DEFICIT

Transactions for the nine months ended March 31, 2014, are as follows:

On August 1, 2013, the Company retired 500,000 shares of common stock for $25,000; a note payable was issued for $25,000.

On December 31, 2013, the Company retired 100,000 shares of common stock for $6,000; a note payable was issued for $6,000.

On March 20, 2014, the Company issued 100,000 shares of common stock to an investor for a cash investment of $5,000.

On March 26, 2014, the Company issued 27,273 shares of common stock to an investor for $1,500 for payment of interest on note payable.

On March 26, 2014, the Company issued 190,909 shares of common stock to an investor for $10,500 for payment of interest on note payable.